Accruals	12 Months Ended
Dec. 31, 2025
Text block 1 [Abstract]
Accruals	36 Accruals

	2025	2024

Accrued interest	35	35

Accrued expenses	268	297

On December 31	303	332
The disclosed carrying amounts reasonably approximate their fair values at year-end.